    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

XX                Post-Effective Amendment No. 37

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

XX                Amendment No. 39

                        (Check appropriate box or boxes)

                       BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado                   80206
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200

     Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on February 16, 2001 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                  (post-effective Amendment No. 29)

Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Large Cap Value Fund - Investor Shares and Institutional Shares

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendments No. 30, 31, 32, 34 and 35 under the Securities Act of 1933 and Amendments No. 32, 33, 34, 36 and 37 under the Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000; on September 19, 2000 extending the effective date of the Amendment to October 20, 2000; on October 19, 2000 extending the effective date of the Amendment to November 20, 2000, on November 17, 2000 extending the effective date of the Amendment to December 18, 2000, and on December 15, 2000 extending the effective date of the Amendment to January 17, 2001, respectively.

         The Registrant hereby designates February 16, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

         This amendment does not amend nor affect the Registrant's annual amendment to its registration statement filed on November 15, 2000 or the amendment thereto filed on January 12, 2001.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 37 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 16th day of January, 2001.

                                  BERGER INVESTMENT PORTFOLIO TRUST
                                  ---------------------------------
                                  (Registrant)

                                  By  /s/ Jack R. Thompson
                                     ------------------------------------------
                                  Name:   Jack R. Thompson
                                       ----------------------------------------
                                  Title:  President
                                        ---------------------------------------

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                              Date
       ---------                                   -----                              ----

/s/  Jack R. Thompson                        President (Principal                January 16, 2001
-------------------------------              Executive Officer)
Jack R. Thompson                             and Director

/s/  David J. Schultz                        Vice President and                  January 16, 2001
--------------------------------             Treasurer (Principal
David J. Schultz                             Financial Officer)

/s/  John Paganelli                          Assistant Treasurer                 January 16, 2001
--------------------------------             (Principal Accounting
John Paganelli                               Officer)

Dennis E. Baldwin                            Trustee                             January 16, 2001
--------------------------------
Dennis E. Baldwin*

Louis R. Bindner                             Trustee                             January 16, 2001
--------------------------------
Louis R. Bindner*

Katherine A. Cattanach                       Trustee                             January 16, 2001
--------------------------------
Katherine A. Cattanach*

Paul R. Knapp                                Trustee                             January 16, 2001
--------------------------------
Paul R. Knapp*

Harry T. Lewis, Jr.                          Trustee                             January 16, 2001
--------------------------------
Harry T. Lewis, Jr.*

Michael Owen                                 Trustee                             January 16, 2001
--------------------------------
Michael Owen*

William Sinclaire                            Trustee                             January 16, 2001
--------------------------------
William Sinclaire*


/s/  Jack R. Thompson
--------------------------------
*  By Jack R. Thompson
   Attorney-in-Fact